Lease Arrangements - Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts
Current	$ 11,153	$ 10,874
Non-current	$ 15,589	$ 19,468